Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tax‑Advantaged Global Equity Portfolio
(the “Fund”)
Supplement dated July 1, 2024 to the Prospectuses and Summary Prospectuses
each dated December 29, 2023 as supplemented to date
The Board of Trustees of the Goldman Sachs Trust recently approved changes to the components of the Fund’s composite benchmark index. These changes were effective as of the close of business on June 28, 2024. Accordingly, as of the close of business on June 28, 2024, the Fund’s Prospectuses and Summary Prospectuses were revised as follows:
The following replaces the last paragraph under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section of the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the Tax‑Advantaged Global Composite Index (“TAG Composite Index”), which is comprised of the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Developed Markets FX 50% Hedged) (90%) and the Bloomberg U.S. Intermediate Treasury Index (10%).
The following sentences replace the second sentence under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:
As of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.
The following replaces the table and footnotes under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary Prospectus:

For the period ended December 31, 2022	1 Year	5 Years	10 Years		Inception Date
Class A Shares					4/30/2008
Returns Before Taxes	–20.31%	3.37%	7.20%
Returns After Taxes on Distributions	–20.85%	3.01%	6.77%
Returns After Taxes on Distributions and Sale of Fund Shares	–11.54%	2.63%	5.77%
Institutional Shares					4/30/2008
Returns Before Taxes	–15.36%	4.94%	8.23%
Class R6 Shares					12/29/2017
Returns Before Taxes	–15.30%	4.96%	8.24%	*
TAG Composite Index (reflects no deduction for fees or expenses)**	–16.13%	5.33%	7.98%
MSCI ACWI IMI (Developed Markets FX 50% Hedged; reflects no deduction for fees or expenses)	–17.12%	5.63%	8.67%
Bloomberg U.S. Intermediate Treasury Index (reflects no deduction for fees or expenses)	–7.78%	0.46%	0.69%
Prior TAG Composite Index (reflects no deduction for fees or expenses)	–17.80%	4.66%	7.35%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–18.40%	4.96%	7.94%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	–13.01%	0.02%	1.06%
*
Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

**
Effective as of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%).

The following replaces the table under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary Prospectus:

For the period ended December 31, 2022	1 Year	Since Inception	Inception Date
Class P Shares			4/17/2018
Returns Before Taxes	–15.30%	4.92%
Returns After Taxes on Distributions	–15.96%	4.40%
Returns After Taxes on Distributions and Sale of Fund Shares	–8.49%	3.82%
TAG Composite Index (reflects no deduction for fees or expenses)**	–16.13%	5.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged; reflects no deduction for fees or expenses)	–17.12%	5.95%
Bloomberg U.S. Intermediate Treasury Index (reflects no deduction for fees or expenses)	–7.78%	0.71%
Prior TAG Composite Index (reflects no deduction for fees or expenses)	–17.80%	4.73%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–18.40%	5.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	–13.01%	0.36%
*
Effective as of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%).

Class A Inst R6 Shares | Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tax‑Advantaged Global Equity Portfolio
(the “Fund”)
Supplement dated July 1, 2024 to the Prospectuses and Summary Prospectuses
each dated December 29, 2023 as supplemented to date
The Board of Trustees of the Goldman Sachs Trust recently approved changes to the components of the Fund’s composite benchmark index. These changes were effective as of the close of business on June 28, 2024. Accordingly, as of the close of business on June 28, 2024, the Fund’s Prospectuses and Summary Prospectuses were revised as follows:
The following replaces the last paragraph under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section of the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the Tax‑Advantaged Global Composite Index (“TAG Composite Index”), which is comprised of the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Developed Markets FX 50% Hedged) (90%) and the Bloomberg U.S. Intermediate Treasury Index (10%).
The following sentences replace the second sentence under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:
As of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.
The following replaces the table and footnotes under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary Prospectus:

For the period ended December 31, 2022	1 Year	5 Years	10 Years		Inception Date
Class A Shares					4/30/2008
Returns Before Taxes	–20.31%	3.37%	7.20%
Returns After Taxes on Distributions	–20.85%	3.01%	6.77%
Returns After Taxes on Distributions and Sale of Fund Shares	–11.54%	2.63%	5.77%
Institutional Shares					4/30/2008
Returns Before Taxes	–15.36%	4.94%	8.23%
Class R6 Shares					12/29/2017
Returns Before Taxes	–15.30%	4.96%	8.24%	*
TAG Composite Index (reflects no deduction for fees or expenses)**	–16.13%	5.33%	7.98%
MSCI ACWI IMI (Developed Markets FX 50% Hedged; reflects no deduction for fees or expenses)	–17.12%	5.63%	8.67%
Bloomberg U.S. Intermediate Treasury Index (reflects no deduction for fees or expenses)	–7.78%	0.46%	0.69%
Prior TAG Composite Index (reflects no deduction for fees or expenses)	–17.80%	4.66%	7.35%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–18.40%	4.96%	7.94%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	–13.01%	0.02%	1.06%
*
Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

**
Effective as of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%).

Class P Shares | Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tax‑Advantaged Global Equity Portfolio
(the “Fund”)
Supplement dated July 1, 2024 to the Prospectuses and Summary Prospectuses
each dated December 29, 2023 as supplemented to date
The Board of Trustees of the Goldman Sachs Trust recently approved changes to the components of the Fund’s composite benchmark index. These changes were effective as of the close of business on June 28, 2024. Accordingly, as of the close of business on June 28, 2024, the Fund’s Prospectuses and Summary Prospectuses were revised as follows:
The following replaces the last paragraph under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section of the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the Tax‑Advantaged Global Composite Index (“TAG Composite Index”), which is comprised of the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Developed Markets FX 50% Hedged) (90%) and the Bloomberg U.S. Intermediate Treasury Index (10%).
The following sentences replace the second sentence under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:
As of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%). The Adviser believes that the new composition of the TAG Composite Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.
The following replaces the table under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary Prospectus:

For the period ended December 31, 2022	1 Year	Since Inception	Inception Date
Class P Shares			4/17/2018
Returns Before Taxes	–15.30%	4.92%
Returns After Taxes on Distributions	–15.96%	4.40%
Returns After Taxes on Distributions and Sale of Fund Shares	–8.49%	3.82%
TAG Composite Index (reflects no deduction for fees or expenses)**	–16.13%	5.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged; reflects no deduction for fees or expenses)	–17.12%	5.95%
Bloomberg U.S. Intermediate Treasury Index (reflects no deduction for fees or expenses)	–7.78%	0.71%
Prior TAG Composite Index (reflects no deduction for fees or expenses)	–17.80%	4.73%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–18.40%	5.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	–13.01%	0.36%
*
Effective as of the close of business on June 28, 2024, the Fund’s benchmark index, the TAG Composite Index, was changed from a custom benchmark comprised of the MSCI ACWI IMI (Unhedged) (90%) and Bloomberg U.S. Aggregate Bond Index (10%) to a custom benchmark comprised of the MSCI ACWI IMI (Developed Markets FX 50% Hedged) (90%) and Bloomberg U.S. Intermediate Treasury Index (10%).